SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Apr. 30, 2015
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION [Abstract]
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES

April 30, 2015

Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)

		Initial Cost to Company		Costs capitalized	Gross amount at which carried at close of period				Date of	Life on which depreciation in latest income
Description	Encumbrances(1)	Land	Buildings & Improvements	subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Construction or Acquisition	statement is computed
Multifamily
11th Street 3 Plex - Minot, ND	$84	$11	$53	$19	$20	$63	$83	$(12)	2008	40 years
4th Street 4 Plex - Minot, ND	98	15	74	34	23	100	123	(19)	2008	40 years
Alps Park - Rapid City, SD	3,934	287	5,551	165	293	5,710	6,003	(299)	2013	40 years
Apartments on Main - Minot, ND	642	158	1,123	53	193	1,141	1,334	(235)	1987	24-40 years
Arbors - S Sioux City, NE	3,840	350	6,625	1,923	980	7,918	8,898	(2,115)	2006	40 years
Arcata - Golden Valley, MN	0	2,088	29,640	95	2,088	29,735	31,823	(380)	2013	40 years
Ashland - Grand Forks, ND	5,517	741	7,569	163	774	7,699	8,473	(678)	2012	40 years
Boulder Court - Eagan, MN	2,736	1,067	5,498	3,005	1,324	8,246	9,570	(2,539)	2003	40 years
Brookfield Village - Topeka, KS	5,216	509	6,698	1,539	756	7,990	8,746	(2,348)	2003	40 years
Brooklyn Heights - Minot, ND	694	145	1,450	879	219	2,255	2,474	(949)	1997	12-40 years
Campus Center - St. Cloud, MN	1,127	395	2,244	243	407	2,475	2,882	(534)	2007	40 years
Campus Heights - St. Cloud, MN	0	110	628	157	124	771	895	(163)	2007	40 years
Campus Knoll - St. Cloud, MN	752	266	1,512	180	305	1,653	1,958	(364)	2007	40 years
Campus Plaza - St. Cloud, MN	0	54	311	85	60	390	450	(87)	2007	40 years
Campus Side - St. Cloud, MN	0	107	615	161	118	765	883	(170)	2007	40 years
Campus View - St. Cloud, MN	0	107	615	156	113	765	878	(164)	2007	40 years
Canyon Lake - Rapid City, SD	2,843	305	3,958	1,652	376	5,539	5,915	(1,739)	2001	40 years
Castlerock - Billings, MT	6,574	736	4,864	2,165	994	6,771	7,765	(2,726)	1998	40 years
Chateau I - Minot, ND	0	61	5,663	683	71	6,336	6,407	(786)	2013	40 years
Cimarron Hills - Omaha, NE	4,729	706	9,588	4,346	1,334	13,306	14,640	(4,723)	2001	40 years
Colonial Villa - Burnsville, MN	5,473	2,401	11,515	7,471	2,844	18,543	21,387	(5,255)	2003	40 years
Colony - Lincoln, NE	13,303	1,515	15,730	671	1,574	16,342	17,916	(1,316)	2012	40 years
Colton Heights - Minot, ND	391	80	672	421	123	1,050	1,173	(769)	1984	40 years
Commons at Southgate - Minot, ND	0	3,691	31,351	580	3,703	31,919	35,622	(993)	2013	40 years
Cornerstone - St. Cloud, MN	0	54	311	88	57	396	453	(89)	2007	40 years
Cottage West Twin Homes - Sioux Falls, SD	3,586	968	3,762	432	1,022	4,140	5,162	(378)	2011	40 years
Cottonwood - Bismarck, ND	15,586	1,056	17,372	3,294	1,383	20,339	21,722	(6,904)	1997	40 years
Country Meadows - Billings, MT	6,560	491	7,809	1,486	538	9,248	9,786	(3,797)	1995	33-40 years
Crestview - Bismarck, ND	3,839	235	4,290	1,682	515	5,692	6,207	(2,915)	1994	24-40 years
Crown - Rochester, MN	2,571	261	3,289	246	269	3,527	3,796	(470)	2010	40 years
Crown Colony - Topeka, KS	8,081	620	9,956	2,388	898	12,066	12,964	(4,531)	1999	40 years

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES

April 30, 2015

Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)

		Initial Cost to Company		Costs capitalized	Gross amount at which carried at close of period				Date of	Life on which depreciation in latest income
Description	Encumbrances(1)	Land	Buildings & Improvements	subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Construction or Acquisition	statement is computed
Multifamily - continued
Cypress Court - St. Cloud, MN	$13,150	$1,583	$18,874	$148	$1,583	$19,022	$20,605	$(652)	2012	40 years
Dakota Commons - Williston, ND(2)	0	823	9,596	25	824	9,620	10,444	(236)	2012	40 years
Evergreen - Isanti, MN	1,986	380	2,740	116	385	2,851	3,236	(474)	2008	40 years
Evergreen II - Isanti, MN	2,066	691	2,784	55	698	2,832	3,530	(277)	2011	40 years
Fairmont - Minot, ND	332	28	337	117	55	427	482	(76)	2008	40 years
First Avenue - Minot, ND	0	0	3,046	11	0	3,057	3,057	(155)	2013	40 years
Forest Park - Grand Forks, ND	7,560	810	5,579	7,407	1,426	12,370	13,796	(5,333)	1993	24-40 years
Gables Townhomes - Sioux Falls, SD	1,452	349	1,921	173	374	2,069	2,443	(189)	2011	40 years
Grand Gateway - St. Cloud, MN	5,345	814	7,086	805	934	7,771	8,705	(746)	2012	40 years
Greenfield - Omaha, NE	3,552	578	4,122	769	803	4,666	5,469	(932)	2007	40 years
Heritage Manor - Rochester, MN	3,895	403	6,968	2,796	580	9,587	10,167	(3,751)	1998	40 years
Homestead Garden - Rapid City, SD	9,761	655	14,139	156	658	14,292	14,950	(329)	2014	40 years
Indian Hills - Sioux City, IA(2)	0	294	2,921	3,709	397	6,527	6,924	(1,353)	2007	40 years
Kirkwood Manor - Bismarck, ND	3,259	449	2,725	1,676	553	4,297	4,850	(1,786)	1997	12-40 years
Lakeside Village - Lincoln, NE	13,129	1,215	15,837	442	1,263	16,231	17,494	(1,294)	2012	40 years
Landing at Southgate - Minot, ND	0	2,254	12,955	93	2,294	13,008	15,302	(546)	2013	40 years
Landmark - Grand Forks, ND	1,573	184	1,514	1,093	331	2,460	2,791	(1,070)	1997	40 years
Legacy - Grand Forks, ND	15,528	1,362	21,727	6,665	2,133	27,621	29,754	(10,186)	1995-2005	24-40 years
Legacy Heights - Bismarck, ND	0	804	9,162	73	804	9,235	10,039	(21)	2015	40 years
Mariposa - Topeka, KS	2,925	399	5,110	535	427	5,617	6,044	(1,498)	2004	40 years
Meadows - Jamestown, ND(2)	0	590	4,519	1,355	669	5,795	6,464	(2,135)	1998	40 years
Monticello Village - Monticello, MN	2,956	490	3,756	491	621	4,116	4,737	(1,257)	2004	40 years
Northern Valley - Rochester, MN	0	110	610	129	119	730	849	(100)	2010	40 years
North Pointe - Bismarck, ND	3,382	303	3,957	622	354	4,528	4,882	(1,474)	1995-2011	24-40 years
Northridge - Bismarck, ND	6,322	884	7,516	26	888	7,538	8,426	(126)	2014	40 years
Oakmont Estates - Sioux Falls, SD	2,418	422	4,838	638	627	5,271	5,898	(1,746)	2002	40 years
Oakwood Estates - Sioux Falls, SD	3,939	543	2,784	4,336	777	6,886	7,663	(3,214)	1993	40 years
Olympic Village - Billings, MT	10,575	1,164	10,441	3,086	1,785	12,906	14,691	(4,881)	2000	40 years
Olympik Village - Rochester, MN	4,382	1,034	6,109	1,968	1,183	7,928	9,111	(2,127)	2005	40 years
Oxbow Park - Sioux Falls, SD	3,846	404	3,152	2,894	824	5,626	6,450	(2,808)	1994	24-40 years
Park Meadows - Waite Park, MN	8,482	1,143	9,099	5,792	1,629	14,405	16,034	(5,939)	1997	40 years

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES

April 30, 2015

Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)

		Initial Cost to Company		Costs capitalized	Gross amount at which carried at close of period				Date of	Life on which depreciation in latest income
Description	Encumbrances(1)	Land	Buildings & Improvements	subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Construction or Acquisition	statement is computed
Multifamily - continued
Pebble Springs - Bismarck, ND	$757	$7	$748	$165	$54	$866	$920	$(349)	1999	40 years
Pinehurst - Billings, MT	205	72	687	251	81	929	1,010	(305)	2002	40 years
Pinecone Villas - Sartell, MN	0	584	2,191	27	585	2,217	2,802	(95)	2013	40 years
Pines - Minot, ND	111	35	215	185	49	386	435	(141)	1997	40 years
Plaza - Minot, ND	5,348	867	12,784	2,455	995	15,111	16,106	(2,433)	2009	40 years
Pointe West - Rapid City, SD	2,624	240	3,538	1,527	368	4,937	5,305	(2,379)	1994	24-40 years
Ponds at Heritage Place - Sartell, MN	3,852	395	4,564	320	404	4,875	5,279	(363)	2012	40 years
Prairie Winds - Sioux Falls, SD	1,410	144	1,816	487	235	2,212	2,447	(1,228)	1993	24-40 years
Quarry Ridge - Rochester, MN	27,268	2,254	30,024	1,392	2,307	31,363	33,670	(4,533)	2006	40 years
Red 20 - Minneapolis, MN	0	1,900	26,412	4	1,900	26,416	28,316	(445)	2013	40 years
Regency Park Estates - St. Cloud, MN	6,680	702	10,198	1,465	811	11,554	12,365	(1,162)	2011	40 years
Renaissance Heights - Williston, ND	0	2,464	43,488	123	2,467	43,608	46,075	(848)	2013	40 years
Ridge Oaks - Sioux City, IA	3,359	178	4,073	2,437	288	6,400	6,688	(2,205)	2001	40 years
Rimrock West - Billings, MT	3,282	330	3,489	1,510	435	4,894	5,329	(1,765)	1999	40 years
River Ridge - Bismarck, ND	13,200	576	23,826	998	1,438	23,962	25,400	(1,290)	2008	40 years
Rocky Meadows - Billings, MT	5,089	656	5,726	1,201	772	6,811	7,583	(3,129)	1995	40 years
Rum River - Isanti, MN	3,536	843	4,823	215	862	5,019	5,881	(1,020)	2007	40 years
Sherwood - Topeka, KS	12,134	1,142	14,684	3,064	1,694	17,196	18,890	(6,619)	1999	40 years
Sierra Vista - Sioux Falls, SD	1,390	241	2,097	435	265	2,508	2,773	(273)	2011	40 years
Silver Springs - Rapid City, SD	2,230	215	3,006	48	215	3,054	3,269	(68)	2014	40 years
South Pointe - Minot, ND	8,613	550	9,548	2,847	1,343	11,602	12,945	(5,494)	1995	24-40 years
Southpoint - Grand Forks, ND(2)	0	576	9,893	48	591	9,926	10,517	(414)	2013	40 years
Southview - Minot, ND	1,035	185	469	410	240	824	1,064	(371)	1994	40 years
Southwind - Grand Forks, ND	5,503	400	5,034	2,974	765	7,643	8,408	(3,486)	1995	24-40 years
Summit Park - Minot, ND	963	161	1,898	1,550	560	3,049	3,609	(1,249)	1997	24-40 years
Sunset Trail - Rochester, MN	8,009	336	12,814	2,652	581	15,221	15,802	(5,453)	1999	40 years
Temple - Minot, ND	75	0	0	231	0	231	231	(57)	2006	40 years
Terrace Heights - Minot, ND	160	29	312	142	40	443	483	(172)	2006	40 years
Thomasbrook - Lincoln, NE	5,893	600	10,306	3,336	1,403	12,839	14,242	(4,680)	1999	40 years
University Park Place - St. Cloud, MN	0	78	450	115	83	560	643	(118)	2007	40 years
Valley Park - Grand Forks, ND	3,822	294	4,137	3,508	1,115	6,824	7,939	(2,599)	1999	40 years

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES

April 30, 2015

Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)

		Initial Cost to Company		Costs capitalized	Gross amount at which carried at close of period				Date of	Life on which depreciation in latest income
Description	Encumbrances(1)	Land	Buildings & Improvements	subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Construction or Acquisition	statement is computed
Multifamily - continued
Villa West - Topeka, KS	$12,106	$1,590	$15,760	$923	$1,876	$16,397	$18,273	$(1,331)	2012	40 years
Village Green - Rochester, MN	1,047	234	2,296	962	359	3,133	3,492	(935)	2003	40 years
West Stonehill - Waite Park, MN	8,448	939	10,167	5,224	1,533	14,797	16,330	(6,896)	1995	40 years
Westridge - Minot, ND	1,604	68	1,887	263	77	2,141	2,218	(377)	2008	40 years
Westwood Park - Bismarck, ND	1,950	116	1,909	1,784	284	3,525	3,809	(1,425)	1998	40 years
Whispering Ridge - Omaha, NE	22,000	2,139	25,424	732	2,276	26,019	28,295	(1,563)	2012	40 years
Williston Garden - Williston, ND	10,870	1,400	17,696	85	1,421	17,760	19,181	(2,132)	2012	40 years
Winchester - Rochester, MN	2,564	748	5,622	1,846	1,009	7,207	8,216	(2,297)	2003	40 years
Woodridge - Rochester, MN	6,257	370	6,028	2,207	642	7,963	8,605	(3,557)	1997	40 years

Total Multifamily	$423,385	$65,410	$746,299	$134,811	$81,919	$864,601	$946,520	$(180,414)

Healthcare
2800 Medical Building - Minneapolis, MN	$7,740	$204	$7,135	$2,492	$229	$9,602	$9,831	$(3,037)	2005	40 years
2828 Chicago Avenue - Minneapolis, MN	12,105	726	11,319	5,627	729	16,943	17,672	(4,011)	2007	40 years
Airport Medical - Bloomington, MN	431	0	4,678	0	0	4,678	4,678	(1,730)	2002	40 years
Billings 2300 Grant Road - Billings, MT	1,226	649	1,216	0	649	1,216	1,865	(146)	2010	40 years
Burnsville 303 Nicollet Medical (Ridgeview) - Burnsville, MN	8,092	1,071	6,842	1,968	1,092	8,789	9,881	(1,612)	2008	40 years
Burnsville 305 Nicollet Medical (Ridgeview South) - Burnsville, MN	5,066	189	5,127	971	203	6,084	6,287	(1,078)	2008	40 years
Casper 1930 E 12th Street (Park Place) - Casper, WY(2)	0	439	5,780	172	439	5,952	6,391	(855)	2009	40 years
Casper 3955 E 12th Street (Meadow Wind) - Casper, WY(2)	0	388	10,494	576	459	10,999	11,458	(1,510)	2009	40 years
Cheyenne 4010 N College Drive (Aspen Wind) - Cheyenne, WY(2)	0	628	10,272	270	629	10,541	11,170	(1,457)	2009	40 years
Cheyenne 4606 N College Drive (Sierra Hills) - Cheyenne, WY(2)	0	695	7,455	50	695	7,505	8,200	(1,020)	2009	40 years
Denfeld Clinic - Duluth, MN	1,430	501	2,597	1	501	2,598	3,099	(718)	2004	40 years
Eagan 1440 Duckwood Medical - Eagan, MN	0	521	1,547	556	521	2,103	2,624	(635)	2008	40 years
Edgewood Vista - Belgrade, MT	0	35	779	21	35	800	835	(140)	2008	40 years
Edgewood Vista - Billings, MT	1,785	115	1,767	66	115	1,833	1,948	(323)	2008	40 years
Edgewood Vista - Bismarck, ND	0	511	9,193	177	511	9,370	9,881	(2,231)	2005	40 years
Edgewood Vista - Brainerd, MN	0	587	8,999	134	587	9,133	9,720	(2,184)	2005	40 years

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES

April 30, 2015

Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)

		Initial Cost to Company		Costs capitalized	Gross amount at which carried at close of period				Date of	Life on which depreciation in latest income
Description	Encumbrances(1)	Land	Buildings & Improvements	subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Construction or Acquisition	statement is computed
Healthcare - continued
Edgewood Vista - Columbus, NE	$0	$43	$824	$24	$44	$847	$891	$(148)	2008	40 years
Edgewood Vista - East Grand Forks, MN	2,718	290	1,352	59	290	1,411	1,701	(251)	2000	40 years
Edgewood Vista - Fargo, ND	11,846	775	20,870	199	775	21,069	21,844	(3,730)	2008	40 years
Edgewood Vista - Fremont, NE	550	56	490	54	56	544	600	(179)	2008	40 years
Edgewood Vista - Grand Island, NE	0	33	773	51	39	818	857	(142)	2008	40 years
Edgewood Vista - Hastings, NE	567	49	517	63	50	579	629	(197)	2008	40 years
Edgewood Vista - Hermantown I, MN	15,197	288	9,871	1,761	288	11,632	11,920	(3,888)	2000	40 years
Edgewood Vista - Hermantown II, MN	0	719	10,517	121	719	10,638	11,357	(2,542)	2005	40 years
Edgewood Vista - Kalispell, MT	568	70	502	633	70	1,135	1,205	(364)	2001	40 years
Edgewood Vista - Minot, ND	9,017	1,045	11,590	210	1,047	11,798	12,845	(1,307)	2010	40 years
Edgewood Vista - Missoula, MT	807	109	854	94	116	941	1,057	(412)	1996	40 years
Edgewood Vista - Norfolk, NE	0	42	722	22	42	744	786	(131)	2008	40 years
Edgewood Vista - Omaha, NE	359	89	547	53	89	600	689	(201)	2001	40 years
Edgewood Vista - Sioux Falls, SD	1,022	314	974	58	314	1,032	1,346	(185)	2008	40 years
Edgewood Vista - Spearfish, SD	0	315	8,584	124	330	8,693	9,023	(1,710)	2005	40 years
Edgewood Vista - Virginia, MN	12,927	246	11,823	313	246	12,136	12,382	(3,669)	2002	40 years
Edina 6363 France Medical - Edina, MN	9,567	0	12,675	2,906	0	15,581	15,581	(3,781)	2008	40 years
Edina 6405 France Medical - Edina, MN	8,145	0	12,201	41	0	12,242	12,242	(2,969)	2008	40 years
Edina 6517 Drew Avenue - Edina, MN	0	353	660	529	372	1,170	1,542	(579)	2002	40 years
Edina 6525 Drew Avenue - Edina, MN	0	388	117	0	388	117	505	(10)	2011	40 years
Edina 6525 France SMC II - Edina, MN	9,803	755	8,054	5,723	1,040	13,492	14,532	(5,874)	2003	40 years
Edina 6545 France SMC I - Edina MN	29,622	3,480	30,192	14,423	3,480	44,615	48,095	(17,035)	2001	40 years
Fresenius - Duluth, MN	576	50	1,520	2	50	1,522	1,572	(420)	2004	40 years
Garden View - St. Paul, MN	0	0	7,408	898	26	8,280	8,306	(2,723)	2002	40 years
Gateway Clinic - Sandstone, MN	828	66	1,699	0	66	1,699	1,765	(469)	2004	40 years
Healtheast St John & Woodwinds - Maplewood & Woodbury, MN	7,366	3,239	18,362	0	3,239	18,362	21,601	(6,867)	2000	40 years
High Pointe Health Campus - Lake Elmo, MN	7,500	1,305	10,528	2,091	1,329	12,595	13,924	(3,750)	2004	40 years
Laramie 1072 N 22nd Street (Spring Wind) - Laramie, WY(2)	0	406	10,151	27	406	10,178	10,584	(1,251)	2009	40 years
Legends at Heritage Place - Sartell, MN	0	970	9,920	0	970	9,920	10,890	(382)	2013	40 years
Mariner Clinic - Superior, WI	1,811	0	3,781	90	20	3,851	3,871	(1,077)	2004	40 years

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES

April 30, 2015

Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)

		Initial Cost to Company		Costs capitalized	Gross amount at which carried at close of period				Date of	Life on which depreciation in latest income
Description	Encumbrances(1)	Land	Buildings & Improvements	subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Construction or Acquisition	statement is computed
Healthcare - continued
Minneapolis 701 25th Avenue Medical - Minneapolis, MN	$7,196	$0	$7,873	$1,566	$0	$9,439	$9,439	$(1,837)	2008	40 years
Missoula 3050 Great Northern - Missoula, MT	1,267	640	1,331	0	640	1,331	1,971	(159)	2010	40 years
Park Dental - Brooklyn Center, MN	247	185	2,767	0	185	2,767	2,952	(873)	2002	40 years
Pavilion I - Duluth, MN	4,773	1,245	8,898	31	1,245	8,929	10,174	(2,445)	2004	40 years
Pavilion II - Duluth, MN	8,783	2,715	14,673	1,937	2,715	16,610	19,325	(5,788)	2004	40 years
Ritchie Medical Plaza - St Paul, MN	5,980	1,615	7,851	3,611	1,647	11,430	13,077	(2,880)	2005	40 years
Sartell 2000 23rd Street South - Sartell, MN	1,593	0	11,781	934	0	12,715	12,715	(4,101)	2002	40 years
Spring Creek-American Falls - American Falls, ID	2,086	145	3,870	0	145	3,870	4,015	(404)	2011	40 years
Spring Creek-Boise - Boise, ID	2,751	708	4,296	0	708	4,296	5,004	(482)	2011	40 years
Spring Creek-Eagle - Eagle, ID	1,919	263	3,775	0	263	3,775	4,038	(396)	2011	40 years
Spring Creek-Fruitland - Fruitland, ID	0	550	6,565	0	550	6,565	7,115	(260)	2014	40 years
Spring Creek-Meridian - Meridian, ID	3,171	424	6,724	0	424	6,724	7,148	(698)	2011	40 years
Spring Creek-Overland - Overland, ID	3,106	687	5,942	0	687	5,942	6,629	(644)	2011	40 years
Spring Creek-Soda Springs - Soda Springs, ID	751	66	2,124	33	66	2,157	2,223	(228)	2011	40 years
Spring Creek-Ustick - Meridian, ID	0	467	3,833	0	467	3,833	4,300	(370)	2011	40 years
St Michael Clinic - St Michael, MN	1,795	328	2,259	264	328	2,523	2,851	(510)	2007	40 years
Trinity at Plaza 16 - Minot, ND	4,718	568	9,009	125	674	9,028	9,702	(820)	2011	40 years
Wells Clinic - Hibbing, MN	1,263	162	2,497	2	162	2,499	2,661	(690)	2004	40 years

Total Healthcare	$220,070	$33,522	$409,346	$52,153	$34,201	$460,820	$495,021	$(112,515)

Industrial
Bloomington 2000 W 94th Street - Bloomington, MN(2)	$0	$2,133	$4,097	$1,217	$2,204	$5,243	$7,447	$(1,423)	2006	40 years
Lexington Commerce Center - Eagan, MN	1,604	453	4,352	1,977	480	6,302	6,782	(2,831)	1999	40 years
Minot IPS - Minot, ND(2)	0	416	5,952	0	416	5,952	6,368	(374)	2012	40 years
Stone Container - Fargo, ND	382	440	6,597	104	440	6,701	7,141	(2,943)	2001	40 years
Roseville 3075 Long Lake Road - Roseville, MN	0	810	9,562	1,326	810	10,888	11,698	(145)	2001	40 years
Urbandale 3900 106th Street - Urbandale, IA	10,418	3,680	9,893	1,982	3,863	11,692	15,555	(2,553)	2007	40 years
Woodbury 1865 Woodlane - Woodbury, MN	0	1,108	2,628	1,884	1,123	4,497	5,620	(987)	2007	40 years

Total Industrial	$12,404	$9,040	$43,081	$8,490	$9,336	$51,275	$60,611	$(11,256)

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES

April 30, 2015

Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)

		Initial Cost to Company		Costs capitalized	Gross amount at which carried at close of period				Date of	Life on which depreciation in latest income
Description	Encumbrances(1)	Land	Buildings & Improvements	subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Construction or Acquisition	statement is computed
Other
1st Avenue Building - Minot, ND	$0	$30	$337	$0	$30	$337	$367	$(41)	1981	33-40 years
17 South Main - Minot, ND	75	15	75	197	17	270	287	$(202)	2000	40 years
Arrowhead First International Bank - Minot, ND	0	75	1,211	20	95	1,211	1,306	(65)	2013	40 years
Bismarck 715 East Broadway - Bismarck, ND	2,103	389	1,283	1,126	443	2,355	2,798	(458)	2008	40 years
Dakota West Plaza - Minot , ND	347	92	493	30	106	509	615	(122)	2006	40 years
Grand Forks Carmike - Grand Forks, ND	1,304	184	2,360	2	184	2,362	2,546	(1,211)	1994	40 years
Minot 1400 31st Ave - Minot, ND(2)	0	1,026	6,143	4,404	1,038	10,535	11,573	(2,287)	2010	40 years
Minot 2505 16th Street SW - Minot, ND(2)	0	298	1,724	296	298	2,020	2,318	(275)	2009	40 years
Minot Arrowhead - Minot, ND(2)	0	100	3,216	5,553	176	8,693	8,869	(2,058)	1973	40 years
Minot Plaza - Minot, ND	758	50	453	155	80	578	658	(339)	1993	40 years
Minot Southgate Wells Fargo Bank - Minot, ND	0	992	2,194	0	992	2,194	3,186	(24)	2014	40 years
Plaza 16 - Minot, ND	7,098	389	5,444	3,859	598	9,094	9,692	(2,041)	2009	40 years

Total Other	$11,685	$3,640	$24,933	$15,642	$4,057	$40,158	$44,215	$(9,123)

Subtotal	$667,544	$111,612	$1,223,659	$211,096	$129,513	$1,416,854	$1,546,367	$(313,308)

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES

April 30, 2015

Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)

		Initial Cost to Company		Costs capitalized	Gross amount at which carried at close of period				Date of
Description	Encumbrances(1)	Land	Buildings & Improvements	subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Construction or Acquisition
Unimproved Land
Badger Hills - Rochester, MN	$0	$1,050	$0	$0	$1,050	$0	$1,050	$0	2012
Bismarck 4916 - Bismarck, ND	0	3,250	0	0	3,250	0	3,250	0	2013
Bismarck 700 E Main - Bismarck, ND	0	314	0	565	879	0	879	0	2008
Creekside Crossing - Bismarck, ND	0	4,286	0	0	4,286	0	4,286	0	2014
Georgetown Square - Grand Chute, WI	0	1,860	0	0	1,860	0	1,860	0	2006
Grand Forks — Grand Forks, ND	0	4,278	0	0	4,278	0	4,278	0	2012
Isanti Unimproved - Isanti, MN	0	58	0	0	58	0	58	0	2014
Legends at Heritage Place - Sartell, MN	0	537	0	0	537	0	537	0	2013
Minot 1525 24th Ave SW - Minot, ND	0	1,262	0	0	1,262	0	1,262	0	2014
Monticello - Monticello, MN	0	115	0	3	118	0	118	0	2006
Monticello 7th Addition - Monticello, MN	0	1,734	0	0	1,734	0	1,734	0	2014
Rapid City Unimproved- Rapid City, SD	0	1,376	0	0	1,376	0	1,376	0	2014
Renaissance Heights - Williston, ND	0	2,229	0	1,581	3,810	0	3,810	0	2012
River Falls - River Falls, WI	0	176	0	5	181	0	181	0	2003
Spring Creek Fruitland - Fruitland, IA	0	339	0	0	339	0	339	0	2014
TCA - Eagan, MN	0	325	0	0	325	0	325	0	2006
Urbandale - Urbandale, IA	0	5	0	109	114	0	114	0	2009
Weston - Weston, WI	0	370	0	0	370	0	370	0	2006

Total Unimproved Land	$0	$23,564	$0	$2,263	$25,827	$0	$25,827	$0

Development in Progress
71 France - Edina, MN	$0	$4,721	$27,655	$2,761	$4,721	$30,416	$35,137	$0	2014
Cardinal Point - Grand Forks, ND	0	1,600	21,455	3,395	1,600	24,850	26,450	0	2013
Chateau II - Minot, ND	0	240	12,080	809	240	12,889	13,129	0	2013
Deer Ridge - Jamestown, ND	0	711	13,580	1,064	711	14,644	15,355	0	2013
Edina 6565 France SMC III - Edina, MN	0	0	20,799	1,750	0	22,549	22,549	0	2014
Minot Southgate Retail - Minot, ND	0	889	1,199	76	889	1,275	2,164	0	2014
PrairieCare Medical - Brooklyn Park, MN	0	2,610	14,715	2,132	2,610	16,847	19,457	0	2014
Renaissance Heights - Williston, ND	0	616	11,156	1,363	616	12,519	13,135	0	2013
Other	0	402	3,233	2,983	402	6,216	6,618	0	n/a

Total Development in Progress	$0	$11,789	$125,872	$16,333	$11,789	$142,205	$153,994	$0

Total	$667,544	$146,965	$1,349,531	$229,692	$167,129	$1,559,059	$1,726,189	$(313,308)

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES

April 30, 2015

Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)

		Initial Cost to Company		Costs capitalized	Gross amount at which carried at close of period				Date of	Life on which depreciation in latest income
Description	Encumbrances(1)	Land	Buildings & Improvements	subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Construction or Acquisition	statement is computed
Discontinued Operations
610 Business Center IV - Brooklyn Park, MN	$6,759	$975	$5,542	$2,886	$980	$8,423	$9,403	$(2,408)	2007	40 years
7800 West Brown Deer Road - Milwaukee, WI	10,320	1,455	8,756	2,431	1,475	11,167	12,642	(4,022)	2003	40 years
American Corporate Center - Mendota Heights, MN	8,670	893	16,768	4,067	893	20,835	21,728	(8,926)	2002	40 years
Ameritrade - Omaha, NE	2,020	327	7,957	65	327	8,022	8,349	(3,215)	1999	40 years
Barry Pointe Office Park - Kansas City, MO	1,369	384	2,366	226	392	2,584	2,976	(547)	2007	40 years
Benton Business Park - Sauk Rapids, MN	0	188	1,261	87	188	1,348	1,536	(429)	2003	40 years
Brenwood - Minnetonka, MN	0	1,642	12,138	3,864	1,650	15,994	17,644	(5,810)	2002	40 years
Brook Valley I - La Vista, NE	1,209	347	1,671	134	347	1,805	2,152	(458)	2005	40 years
Burnsville 1 Strip Center - Burnsville, MN	0	208	773	200	208	973	1,181	(306)	2003	40 years
Champlin South Pond - Champlin, MN	1,185	842	2,703	105	866	2,784	3,650	(797)	2004	40 years
Chan West Village - Chanhassen, MN	12,307	5,035	14,665	2,079	5,679	16,100	21,779	(5,215)	2003	40 years
Corporate Center West - Omaha, NE	17,315	3,880	5,253	21	3,880	5,274	9,154	(126)	2006	40 years
Crosstown Centre - Eden Prairie, MN	9,000	2,884	14,569	3,183	2,980	17,656	20,636	(4,939)	2004	40 years
Duluth 4615 Grand - Duluth, MN	544	130	1,800	156	131	1,955	2,086	(499)	2004	40 years
Duluth Denfeld Retail - Duluth, MN	1,798	276	4,699	185	297	4,863	5,160	(1,380)	2004	40 years
Eden Prairie 6101 Blue Circle Dr - Eden Prairie, MN	0	666	4,197	1	666	4,198	4,864	(1,701)	1999	40 years
Farnam Executive Center - Omaha, NE	12,160	2,188	7,912	1	2,188	7,913	10,101	(190)	2006	40 years
Flagship - Eden Prairie, MN	21,565	1,899	15,518	31	1,913	15,535	17,448	(373)	2006	40 years
Forest Lake Auto - Forest Lake, MN	0	50	446	13	50	459	509	(143)	2003	40 years
Forest Lake Westlake Center - Forest Lake, MN	0	2,446	5,304	1,747	2,480	7,017	9,497	(1,830)	2003	40 years
Gateway Corporate Center - Woodbury, MN	8,700	1,637	6,663	0	1,637	6,663	8,300	(160)	2006	40 years
Golden Hills Office Center - Golden Valley, MN	17,417	3,018	18,544	4,313	3,018	22,857	25,875	(8,851)	2003	40 years
Grand Forks Medpark Mall - Grand Forks, ND	0	681	4,808	231	722	4,998	5,720	(1,924)	2000	40 years
Granite Corporate Center - St. Cloud, MN	5,313	588	7,808	1,521	740	9,177	9,917	(3,524)	2001	40 years
Great Plains - Fargo, ND(2)	0	126	15,240	721	126	15,961	16,087	(6,161)	1997	40 years
Highlands Ranch I - Highlands Ranch, CO	0	2,268	8,362	1,117	2,268	9,479	11,747	(2,211)	2006	40 years
Highlands Ranch II - Highlands Ranch, CO	0	1,437	9,549	1,901	1,437	11,450	12,887	(3,391)	2004	40 years
Interlachen Corporate Center - Edina, MN	8,800	1,650	14,983	2,530	1,693	17,470	19,163	(6,389)	2001	40 years
Intertech Building - Fenton, MO	4,177	2,130	3,968	1,721	2,191	5,628	7,819	(1,253)	2007	40 years
Jamestown Buffalo Mall - Jamestown, ND	1,717	566	5,551	2,975	1,114	7,978	9,092	(1,996)	2003	40 years
Jamestown Business Center - Jamestown, ND	327	297	1,023	1,312	333	2,299	2,632	(965)	2003	40 years
Lakeville Strip Center - Lakeville, MN	0	46	1,142	955	94	2,049	2,143	(726)	2003	40 years
Mendota Office Center I - Mendota Heights, MN	3,734	835	6,169	1,402	835	7,571	8,406	(2,683)	2002	40 years
Mendota Office Center II - Mendota Heights, MN	5,516	1,121	10,085	2,097	1,121	12,182	13,303	(4,882)	2002	40 years
Mendota Office Center III - Mendota Heights, MN	3,791	970	5,734	957	970	6,691	7,661	(2,419)	2002	40 years
Mendota Office Center IV - Mendota Heights, MN	4,507	1,070	7,635	1,510	1,070	9,145	10,215	(3,235)	2002	40 years

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES

April 30, 2015

Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)

		Initial Cost to Company		Costs capitalized	Gross amount at which carried at close of period				Date of	Life on which depreciation in latest income
Description	Encumbrances(1)	Land	Buildings & Improvements	subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Construction or Acquisition	statement is computed
Discontinued Operations - continued
Minnesota National Bank - Duluth, MN	628	287	1,454	224	288	1,677	1,965	(475)	2004	40 years
Miracle Hills One - Omaha, NE	8,895	1,974	5,726	6	1,974	5,732	7,706	(139)	2006	40 years
Monticello C Store - Monticello, MN	0	65	770	37	97	775	872	(247)	2003	40 years
Northpark Corporate Center - Arden Hills, MN	11,519	2,034	14,584	2,497	2,037	17,078	19,115	(4,231)	2006	40 years
Omaha 10802 Farnam Dr - Omaha, NE	5,061	2,462	4,374	392	2,818	4,410	7,228	(525)	2010	40 years
Omaha Barnes & Noble - Omaha, NE	0	600	3,099	0	600	3,099	3,699	(1,511)	1995	40 years
Pacific Hills - Omaha, NE	16,770	4,220	6,280	243	4,220	6,523	10,743	(180)	2006	40 years
Pine City C-Store - Pine City, MN	0	83	357	12	83	369	452	(118)	2003	40 years
Pine City Evergreen Square - Pine City, MN	0	154	2,646	1,334	385	3,749	4,134	(1,104)	2003	40 years
Plaza VII - Boise, ID	0	300	913	4	300	917	1,217	(11)	2003	40 years
Plymouth 5095 Nathan Lane - Plymouth, MN	1,147	604	1,253	87	636	1,308	1,944	(258)	2007	40 years
Prairie Oak Business Center - Eden Prairie, MN	3,120	531	4,069	2,523	1,030	6,093	7,123	(2,365)	2003	40 years
Rapid City 900 Concourse Drive - Rapid City, SD	181	285	6,600	1,151	514	7,522	8,036	(2,912)	2000	40 years
Riverport - Maryland Heights, MO	19,690	1,891	6,109	0	1,891	6,109	8,000	(146)	2006	40 years
Rochester Maplewood Square - Rochester, MN	6,325	3,275	8,610	2,155	3,652	10,388	14,040	(3,936)	1999	40 years
Spring Valley IV - Omaha, NE	720	178	916	60	186	968	1,154	(259)	2005	40 years
Spring Valley V - Omaha, NE	792	212	1,123	251	240	1,346	1,586	(388)	2005	40 years
Spring Valley X - Omaha, NE	734	180	1,024	80	189	1,095	1,284	(282)	2005	40 years
Spring Valley XI - Omaha, NE	720	143	1,094	36	151	1,122	1,273	(276)	2005	40 years
St. Cloud Westgate - St. Cloud, MN	0	885	5,535	1,396	1,002	6,814	7,816	(1,827)	2004	40 years
Superior Office Building - Duluth, MN	944	336	2,200	143	336	2,343	2,679	(688)	2004	40 years
TCA Building - Eagan, MN	7,500	627	8,571	915	684	9,429	10,113	(2,767)	2003	40 years
Three Paramount Plaza - Bloomington, MN	0	1,261	6,149	1,961	1,482	7,889	9,371	(3,085)	2002	40 years
Timberlands - Leawood, KS	13,155	2,375	9,601	189	2,375	9,790	12,165	(242)	2006	40 years
UHC Office - International Falls, MN	800	119	2,366	230	119	2,596	2,715	(734)	2004	40 years
US Bank Financial Center - Bloomington, MN	12,766	3,117	13,350	2,023	3,195	15,295	18,490	(3,805)	2005	40 years
Wells Fargo Center - St Cloud, MN	5,787	869	8,373	1,956	884	10,314	11,198	(2,641)	2005	40 years
West River Business Park - Waite Park, MN	0	235	1,195	267	235	1,462	1,697	(430)	2003	40 years
Westgate - Boise, ID	3,844	1,000	10,618	1,933	1,000	12,551	13,551	(4,512)	2003	40 years
Woodlands Plaza IV - Maryland Heights, MO	4,360	771	4,609	1,461	862	5,979	6,841	(1,501)	2006	40 years

Total Discontinued Operations	$295,678	$76,228	$405,130	$70,311	$80,424	$471,245	$551,669	$(135,679)

(1)     Amounts in this column are the mortgages payable balances as of April 30, 2015. These amounts do not include amounts owing under the Company’s multi-bank line of credit or under the Company’s construction loans.

(2)     As of April 30, 2015, this property was included in the collateral pool securing the Company’s $90.0 million multi-bank line of credit. The Company may add and remove eligible properties from the collateral pool if certain minimum collateral requirements are satisfied. Advances under the facility may not exceed 60% of the value of properties provided as security.

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES

April 30, 2015

Schedule III

REAL ESTATE AND ACCUMULATED DEPRECIATION

Reconciliations of the carrying value of total property owned for the three years ended April 30, 2015, 2014, and 2013 are as follows:

	(in thousands)
	2015	2014	2013

Balance at beginning of year	$1,450,216	$1,435,574	$1,303,393
Additions during year
Multifamily	183,114	84,117	113,859
Healthcare	0	18,005	11,122
Industrial	9,037	0	5,900
Other	3,186	0	1,240
Improvements and Other	22,665	24,619	27,037

	1,668,218	1,562,315	1,462,551
Deductions during year
Cost of real estate sold	(15,719)	(85,030)	(21,953)
Impairment charge	(1,566)	(8,322)	(305)
Write down of asset and accumulated depreciation on impaired assets	(881)	(6,291)	0
Properties classified as held for sale during the year	(97,824)	(10,307)	(1,893)
Other(1)	(5,861)	(2,149)	(2,826)

Balance at close of year	$1,546,367	$1,450,216	$1,435,574

Reconciliations of accumulated depreciation/amortization for the three years ended April 30, 2015, 2014, and 2013, are as follows:

	(in thousands)
	2015	2014	2013

Balance at beginning of year	$302,405	$289,624	$258,809
Additions during year
Provisions for depreciation	45,498	40,450	40,032
Deductions during year
Accumulated depreciation on real estate sold or classified as held for sale	(29,463)	(19,413)	(6,444)
Write down of asset and accumulated depreciation on impaired assets	(881)	(6,291)	0
Other(1)	(4,251)	(1,965)	(2,773)

Balance at close of year	$313,308	$302,405	$289,624

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES

April 30, 2015

Schedule III

REAL ESTATE AND ACCUMULATED DEPRECIATION - continued

Reconciliations of development in progress for the three years ended April 30, 2015, 2014, and 2013, are as follows:

	(in thousands)
	2015	2014	2013

Balance at beginning of year	$104,609	$46,782	$27,599
Additions during year
Unimproved land acquisitions	12,647	2,079	9,177
Unimproved land moved to development in progress	7,015	2,870	0
Improvements and other	189,306	123,240	52,970
Deductions during year
Involuntary conversion	0	(7,052)	0
Development placed in service(2)	(159,578)	(63,210)	(42,964)
Other(3)	(5)	(100)	0

Balance at close of year	$153,994	$104,609	$46,782

Reconciliations of unimproved land for the three years ended April 30, 2015, 2014, and 2013, are as follows:

	(in thousands)
	2015	2014	2013

Balance at beginning of year	$22,864	$21,503	$10,990
Additions during year
Unimproved land acquisitions	10,487	3,022	13,329
Improvements and other	1,533	1,209	854
Deductions during year
Cost of real estate sold	(670)	0	0
Impairment charge	(1,293)	0	0
Properties classified as held for sale during the year	(79)	0	0
Unimproved land moved to development in progress	(7,015)	(2,870)	(3,670)

Balance at close of year	$25,827	$22,864	$21,503

Total real estate investments(4)	$1,412,880	$1,275,284	$1,214,235

(1)     Consists of miscellaneous disposed assets.

(2)     Includes development projects that are placed in service in phases.

(3)     Consists of miscellaneous re-classed assets.

(4)     The net basis of the Company’s real estate investments for Federal Income Tax purposes was $1.7 billion, $1.5 billion and $1.5 billion at April 30, 2015, 2014 and 2013, respectively.